Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.42650%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,021,210.91

Principal:
Principal Collections	$31,175,670.07
Prepayments in Full	$13,319,619.05
Liquidation Proceeds	$390,282.06
Recoveries	$52,613.08
Sub Total	$44,938,184.26
Collections	$47,959,395.17

Purchase Amounts:
Purchase Amounts Related to Principal	$237,643.85
Purchase Amounts Related to Interest	$878.36
Sub Total	$238,522.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,197,917.38

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,197,917.38
Servicing Fee	$1,069,595.21	$1,069,595.21	$0.00	$0.00	$47,128,322.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,128,322.17
Interest - Class A-2a Notes	$333,733.20	$333,733.20	$0.00	$0.00	$46,794,588.97
Interest - Class A-2b Notes	$196,486.34	$196,486.34	$0.00	$0.00	$46,598,102.63
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$45,664,625.13
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$45,345,341.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,345,341.13
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$45,236,908.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,236,908.21
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$45,160,012.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,160,012.38
Regular Principal Payment	$41,138,477.02	$41,138,477.02	$0.00	$0.00	$4,021,535.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,021,535.36
Residual Released to Depositor	$0.00	$4,021,535.36	$0.00	$0.00	$0.00
Total		$48,197,917.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,138,477.02
Total					$41,138,477.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,187,696.64	$55.59	$333,733.20	$0.64	$29,521,429.84	$56.23
Class A-2b Notes	$11,950,780.38	$55.59	$196,486.34	$0.91	$12,147,266.72	$56.50
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$41,138,477.02	$22.29	$1,968,309.79	$1.07	$43,106,786.81	$23.36

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$222,488,797.11	0.4237075	$193,301,100.47	0.3681225
Class A-2b Notes	$91,097,107.93	0.4237075	$79,146,327.55	0.3681225
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,140,545,905.04	0.6179610	$1,099,407,428.02	0.5956717

Pool Information
Weighted Average APR	2.829%	2.823%
Weighted Average Remaining Term	46.07	45.24
Number of Receivables Outstanding	59,941	58,817
Pool Balance	$1,283,514,255.35	$1,237,694,092.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,186,725,187.68	$1,144,899,408.22
Pool Factor	0.6426107	0.6196702

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$92,794,684.19
Targeted Overcollateralization Amount	$138,286,664.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$138,286,664.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		132	$696,947.91
(Recoveries)		37	$52,613.08
Net Loss for Current Collection Period			$644,334.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6024%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3535%
Second Prior Collection Period			0.4419%
Prior Collection Period			0.6293%
Current Collection Period			0.6134%
Four Month Average (Current and Prior Three Collection Periods)			0.5095%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1849	$5,749,765.78
(Cumulative Recoveries)			$411,097.02
Cumulative Net Loss for All Collection Periods			$5,338,668.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2673%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,109.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2,887.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	444	$10,690,876.60
61-90 Days Delinquent	0.13%	65	$1,644,130.56
91-120 Days Delinquent	0.01%	6	$152,425.83
Over 120 Days Delinquent	0.02%	13	$305,780.74
Total Delinquent Receivables	1.03%	528	$12,793,213.73

Repossession Inventory:
Repossessed in the Current Collection Period		24	$614,035.88
Total Repossessed Inventory		50	$1,394,203.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0996%
Prior Collection Period			0.0984%
Current Collection Period			0.1428%
Three Month Average			0.1136%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1699%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer